PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited)
1
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: 97.2%
Communication Services: 14.2%
480,526
Alphabet, Inc. - Class A
$ 74,308,541
5 .7
5,269
(1)(2)
Epic Games, Inc.
2,724,811
0 .2
110,589  Meta Platforms, Inc.
- Class A
63,739,076
4 .9
34,237
(3)
Netflix, Inc.
31,927,029
2 .4
140,403
(3)
Pinterest, Inc. - Class A
4,352,493
0 .3
17,079
(3)
Spotify Technology SA
9,393,962
0 .7
186,445,912
14 .2
Consumer Discretionary: 15.0%
576,384
(3)
Amazon.com, Inc.
109,662,820
8 .4
1,734
Booking Holdings, Inc.
7,988,382
0 .6
7,968
(3)
Carvana Co.
1,665,949
0 .1
290,249
(3)
Chipotle Mexican Grill,
Inc.
14,573,402
1 .1
359,454
(3)
Coupang, Inc.
7,882,826
0 .6
12,464
(3)
Duolingo, Inc.
3,870,571
0 .3
21,506
Ferrari NV
9,201,987
0 .7
40,098
(3)
Floor & Decor
Holdings, Inc. - Class A
3,226,686
0 .3
38,187
(3)
Lululemon Athletica,
Inc.
10,809,212
0 .8
2,881
(3)
MercadoLibre, Inc.
5,620,457
0 .4
83,221
Starbucks Corp.
8,163,148
0 .6
53,034
(3)
Tesla, Inc.
13,744,292
1 .1
196,409,732
15 .0
Financials: 2.1%
157,018
Charles Schwab Corp.
12,291,369
1 .0
66,058
(3)
Fiserv, Inc.
14,587,588
1 .1
26,878,957
2 .1
Health Care: 10.7%
19,779
(3)
Argenx SE, ADR
11,706,498
0 .9
34,055
Cigna Group
11,204,095
0 .9
75,458
Danaher Corp.
15,468,890
1 .2
53,182
Eli Lilly & Co.
43,923,546
3 .4
3,849
(3)
IDEXX Laboratories,
Inc.
1,616,388
0 .1
42,604
(3)
Intuitive Surgical, Inc.
21,100,483
1 .6
40,142
(3)
Natera, Inc.
5,676,480
0 .4
20,669
Stryker Corp.
7,694,035
0 .6
14,167  Thermo Fisher
Scientific, Inc.
7,049,499
0 .5
28,199  UnitedHealth Group,
Inc.
14,769,226
1 .1
140,209,140
10 .7
Industrials: 1.3%
63,747
(3)
Boeing Co.
10,872,051
0 .8
22,929  Rockwell Automation,
Inc.
5,924,395
0 .5
16,796,446
1 .3
Information Technology: 53.2%
155,719  Amphenol Corp.
- Class A
10,213,609
0 .8
705,906
Apple, Inc.
156,802,900
12 .0
40,196
(3)
AppLovin Corp. - Class
A
10,650,734
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
10,414
ASML Holding N.V.
$ 6,900,629
0 .5
27,817
(3)
Atlassian Corp. - Class
A
5,903,045
0 .5
121,259
Broadcom, Inc.
20,302,394
1 .6
6,600
(3)
Crowdstrike Holdings,
Inc. - Class A
2,327,028
0 .2
97,217
(3)
Dynatrace, Inc.
4,583,781
0 .3
18,630
(3)
HubSpot, Inc.
10,643,133
0 .8
30,049
Intuit, Inc.
18,449,785
1 .4
28,168
(3)
Keysight Technologies,
Inc.
4,218,721
0 .3
7,871
(1)(2)
Magic Leap, Inc. -
Class A
—
—
58,844  Mastercard, Inc.
- Class A
32,253,573
2 .5
386,317
Microsoft Corp.
145,019,539
11 .1
2,099
(3)
Monday.com Ltd.
510,393
0.0
1,166,278
NVIDIA Corp.
126,401,210
9 .7
26,912  Roper Technologies,
Inc.
15,866,777
1 .2
60,000
(3)
Samsara, Inc. - Class
A
2,299,800
0 .2
28,364
(3)
ServiceNow, Inc.
22,581,715
1 .7
120,741
(3)
Shopify, Inc. - USD
- Class A
11,528,351
0 .9
74,942
(3)
Snowflake, Inc. - Class
A
10,953,523
0 .8
51,440
(1)(2)
Stripe, Inc. - Class B
1,826,120
0 .1
24,376
(3)
Synopsys, Inc.
10,453,648
0 .8
59,618  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
9,896,588
0 .8
25,775
(3)
Teledyne Technologies,
Inc.
12,828,475
1 .0
120,554
Visa, Inc. - Class A
42,249,355
3 .2
695,664,826
53 .2
Materials: 0.7%
20,789
Linde PLC US
9,680,190
0 .7
Total Common Stock
(Cost $959,021,827)
1,272,085,203
97 .2
PREFERRED STOCK: 0.8%
Consumer Discretionary: 0.3%
38,487
(1)(2)
Rappi, Inc. - Series E
839,402
0 .1
37,201
(1)(2)
Sila Nanotechnologies,
Inc., - Series F
727,421
0 .1
18,931
(1)(2)
Waymo LLC., Series
A-2
2,005,739
0 .1
3,572,562
0 .3
Health Care: 0.4%
19,402
Sartorius AG
4,523,010
0 .4
Industrials: 0.1%
159,700
(1)(2)
GM Cruise Holdings,
LLC Class F
159,700
0.0

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
2
VY
®
T. Rowe Price
Growth Equity Portfolio
Shares Value
Percentage
of Net
Assets
PREFERRED STOCK: (continued)
Industrials: (continued)
132,943
(1)(2)
Nuro, Inc. - Series C
$ 1,716,294
0 .1
1,875,994
0 .1
Total Preferred Stock
(Cost $17,328,075)
9,971,566
0 .8
Total Long-Term
Investments
(Cost $976,349,902)
1,282,056,769
98 .0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: 1.2%
Mutual Funds: 1.2%
15,888,675
(4)
T. Rowe Price
Government
Reserve Fund, 5.400%
(Cost $15,888,675) $ 15,888,675 1 .2
Total Short-Term
Investments
(Cost $15,888,675)
15,888,675
1 .2
Total Investments in
Securities
(Cost $992,238,577) $ 1,297,945,444 99 .2
Assets in Excess of
Other Liabilities 10,452,365 0.8
Net Assets $ 1,308,397,809 100.0
ADR American Depositary Receipt
(1)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(2)
Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2025, the Portfolio held restricted securities with a fair value of $9,999,487 or 0.8% of net assets. Please refer to the table below for additional details.
(3)
Non-income producing security.
(4)
Rate shown is the 7-day yield as of March 31, 2025.

PORTFOLIO OF INVESTMENTS
as of March 31, 2025 (Unaudited) (continued)
3
VY
®
T. Rowe Price
Growth Equity Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 183,721,101 $ — $ 2,724,811 $ 186,445,912
Consumer Discretionary 196,409,732 — — 196,409,732
Financials 26,878,957 — — 26,878,957
Health Care 140,209,140 — — 140,209,140
Industrials 16,796,446 — — 16,796,446
Information Technology 693,838,706 — 1,826,120 695,664,826
Materials 9,680,190 — — 9,680,190
Total Common Stock 1,267,534,272 — 4,550,931 1,272,085,203
Preferred Stock — 4,523,010 5,448,556 9,971,566
Short-Term Investments 15,888,675 — — 15,888,675
Total Investments, at fair value $ 1,283,422,947 $ 4,523,010 $ 9,999,487 $ 1,297,945,444
At March 31, 2025, VY
®
T. Rowe Price Growth Equity Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Epic Games, Inc. 6/18/2020 $ 3,029,675 $ 2,724,811
GM Cruise Holdings, LLC Class F 5/7/2019 2,914,525 159,700
Magic Leap, Inc. - Class A 1/20/2016 3,824,971 —
Nuro, Inc. - Series C 10/30/2020 1,735,518 1,716,294
Rappi, Inc. - Series E 9/8/2020 2,299,446 839,402
Sila Nanotechnologies, Inc., - Series F 1/7/2021 1,535,389 727,421
Stripe, Inc. - Class B 12/17/2019 807,094 1,826,120
Waymo LLC., Series A-2 5/8/2020 1,625,552 2,005,739
$ 17,772,170 $ 9,999,487
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 344,396,662
Gross Unrealized Depreciation (38,689,795)
Net Unrealized Appreciation $ 305,706,867